RNC Genter Dividend Income Fund
RNC Genter Dividend Income Fund
Investment Objective
The Fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20.00
Retirement account fees (annual maintenance and full redemption requests)	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares
Management fees		0.90%
Distribution (Rule 12b-1) Fee		0.25%
Other expenses		6.69%
Total annual fund operating expenses		7.84%
Fee waiver and/or expense reimbursements	[1]	(6.59%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1]	1.25%
[1]	The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses) do not exceed 1.25% of average daily net assets of the Fund. This agreement is in effect until March 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment. The expense limit in the table has been restated to reflect the current rate.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

RNC Genter Dividend Income Fund:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
RNC Genter Dividend Income Fund RNC Genter Dividend Income Fund Shares	127	397	2,098	5,947

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in equity securities that have records of paying dividends.  The Fund will invest primarily in companies with market capitalizations of $10 billion or higher at the time of initial purchase.  In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors.  Investments in and weightings of individual sectors will vary based on the Advisor’s assessment of valuation and the economic outlook.  The Fund may invest up to 20% of its assets in foreign securities.  The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk.  The Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market.

Foreign Securities Risk.  The prices of foreign securities may be more volatile because of economic conditions abroad, political developments, and changes in the regulatory environment.  In addition, changes in currency and exchange rates may adversely affect share prices.

Management Risk.  The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective.

Sector Risk.  From time to time, the Fund may invest a significant amount of its total assets in certain sectors of the economy, which may be subject to specific risks, like changes in governmental regulation and policy and changes in market sentiment.  For example, as of October 31, 2011, 17.2% of the Fund’s assets were invested in the Health Care sector.  Companies within this sector are subject to various risk considerations such as competition, patent considerations, regulatory approval of products, and government regulation.

Performance

The following performance information indicates some of the risks of investing in the Fund by comparing the Fund with the performance of broad-based market indices. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Returns

During the period of time shown in the bar chart, the highest return for a calendar quarter was 12.97% (quarter ended 9/30/2009, and the lowest return for a calendar quarter was –10.13% (quarter ended 3/31/2009).

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns RNC Genter Dividend Income Fund		1 Year	Since Inception	Inception Date
RNC Genter Dividend Income Fund Shares		7.09%	12.96%	Dec. 31, 2008
RNC Genter Dividend Income Fund Shares - Return After Taxes on Distributions	[1]	6.18%	11.96%	Dec. 31, 2008
RNC Genter Dividend Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	[1]	5.74%	11.02%	Dec. 31, 2008
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[2]	0.39%	11.55%	Dec. 31, 2008
MSCI US Investable Market High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	[2]	12.14%	15.36%	Dec. 31, 2008
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Russell 1000 Value Index is a performance benchmark that reflects the market sectors in which the Fund primarily invests. The MSCI US Investable Market High Dividend Yield Index is a performance benchmark reflecting returns of companies with high dividend yields similar to those companies held by the Fund.